Loan and Lease Operations Portfolio - Additional Information (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Abstract]
Impact of transfers of financial assets with no retention of risks and benefits	R$ 403	R$ 372